SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants	0	1,868
Options	0	86
RSUs	3,779	1,955
Total	3,779	3,909